RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Transactions with affiliated companies [Member] | Crown's subsidiary [Member]
Related Party Transaction [Line Items]
Assigned share of short film and all related elements	50.00%